LEASES	12 Months Ended
Jun. 30, 2025
Leases
LEASES

Note 10 — LEASES

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Company’s operating leases are principally for office facilities. For leases with terms greater than 12 months, the Company records the related right-of-use asset and lease liability at the present value of lease payments over the term. The right-of-use asset is amortized over the life of the lease on a straight-line basis. Certain leases include rental escalation clauses, renewal options, and/or termination options, which are factored into the Company’s determination of lease payments when appropriate. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on long-term interest rates published by the People’s Bank of China in order to discount lease payments to present value.

As of June 30, 2025, the weighted average remaining lease term was 1.12 years and the weighted average discount rate was 4.75% for the Company’s operating leases. The Company’s lease costs are included within the cost of revenue and administrative expenses on the consolidated statements of operations. For the year ended June 30, 2025, the lease cost amounted to $434,874.

As of June 30, 2024, the weighted average remaining lease term was 1.91 years and the weighted average discount rate was 4.75% for the Company’s operating leases. The Company’s lease costs are included within the cost of revenue and administrative expenses on the consolidated statements of operations. For the year ended June 30, 2024, the lease cost amounted to $442,119.

For the years ended June 30, 2025, 2024 and 2023, amortization of the operating lease right-of-use assets amounted to $407,029, $425,882 and $413,737, respectively, and the interest on lease liabilities amounted to $27,845, $11,666 and $30,414, respectively.

Supplemental balance sheet information related to operating leases was as follows:

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of June 30,
	2025	2024
Right-of-use assets	$998,531	$770,402
Right-of-use assets, accumulated amortization	(485,884)	(74,831)
Right-of-use assets, net	$512,647	695,571

Lease liabilities, current	463,064	336,046
Lease liabilities, non-current	58,517	351,856
Total lease liabilities	$521,581	$687,902

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of June 30, 2025:

Year Ended June 30,	Amount
2026	$475,902
2027	59,307
Less: Amounts representing interest	(13,628)
Total present value of lease liabilities	521,581
Less: current portion of lease liabilities	463,064
Non-current portion of lease liabilities	$58,517